Stockholders' Deficit	3 Months Ended
Apr. 30, 2021
Equity [Abstract]
Stockholders' Deficit

NOTE 9 – Stockholders’ deficit

Common Stock

Our undesignated common shares are all of the same class, are voting and entitle stockholders to receive dividends as defined. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets or any dividends that may be declared.

On March 5, 2021, the Company issued 6,000 shares of its common stock to an accredited investor for the exercise of warrants for proceeds of $2,100, or $0.35 per common share.

On March 26, 2021, the Company issued 17,006 shares of its common stock and 8,503 warrants to our CEO for gross proceeds of $20,000, for $1.176 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.646.

In March 2021, the Company issued 49,412 shares of its common stock and 24,706 warrants to our CEO for gross proceeds of $55,000 for $1.113 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.558.

On April 2, 2021, the Company issued 9,818 shares of its common stock and 4,909 warrants to an accredited investor for gross proceeds of $10,000, or $1.019 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.426.

On April 23, 2021, the Company issued 15,049 of its common stock to a noteholder for the conversion of $12,000 of principal under the October 2020 Note, or $0.797 per share.

On April 27, 2021, the Company issued 18,832 of its common stock to a noteholder for the conversion of $15,000 of principal under the October 2020 Note, or $0.797 per share.

On April 30, 2021, the Company received proceeds of $20,000 from an investor for the purchase of 19,268 shares of its common stock and 9,634 warrants, at a price of $1.038 per unit. The warrants have a three-year term and are exercisable at any time at an exercise price of $1.453.

Reverse Stock Split

On November 24, 2020, the Company filed a Certificate of Change with the Secretary of the State of Nevada to affect a 1-for-500 reverse stock split (the “Reverse Stock Split”). The Reverse Stock Split was formally processed by FINRA effective on February 25, 2021 and the Company’s common stock began trading on a split-adjusted basis on February 25, 2021.

Prior to the effective date of the Certificate of Change, the Company was authorized to issue 6,150,000,000 shares of common stock. As a result of the Reverse Stock Split, the Company is authorized to issue 12,300,000 shares of common stock. The Reverse Stock Split did not have any effect on the stated par value of the common stock.

Prior to the effective date of the Certificate of Change, the Company was authorized to issue 100,000,000 shares of Class A common stock. As a result of the Reverse Stock Split, the Company is authorized to issue 200,000 shares of Class A common stock, with 102,000 shares of Class A common stock outstanding. As a result of the Reverse Stock Split, there was an adjustment of approximately 2,408 common shares due to the effect of rounding fractional shares into whole shares. The Reverse Stock Split did not have any effect on the stated par value of the Class A common stock.

All references to common shares and common share data in these unaudited consolidated financial statements and elsewhere in this Form 10-Q as of April 30, 2021, and for the three months ended April 30, 2021 and 2020, reflect the Reverse Stock Split.